Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 30, 2012
Registrant Name	dei_EntityRegistrantName	Equinox Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001498272
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2012
Prospectus Date	rr_ProspectusDate	Feb. 01, 2012
Equinox Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

 The Equinox Commodity Strategy Fund (the “Fund”) seeks to provide investment results that, as a whole, correspond generally to the performance of the SGI Smart Market Neutral Commodity Index SM (the “Reference Index”) before payment of the Fund’s expenses and liabilities.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional or in “How to Purchase Shares” beginning on page 23 of this Prospectus and in “Purchase, Redemption and Pricing of Shares” beginning on page 32 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund’s performance.  For the fiscal period January 25, 2011 (commencement of the Fund’s investment operations) through September 30, 2011, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the Fund's current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Expense Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds .
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Expense Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Expense Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same throughout the time of your investment. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is designed to achieve investment results similar to the performance of the Reference Index.  The Reference Index follows a long/short, market neutral investment strategy which tracks a deemed-long position and a deemed-short position in futures contracts of three main commodity sectors: energy, industrial metals and agriculture.  The Reference Index increases or decreases based on the performance of these deemed investments and the relationship between a specific target volatility and the volatility of the aggregate value of the deemed investments. In general, the strategy underlying the Reference Index seeks to take advantage of potential inefficiencies in the rolling mechanism employed by the commodity indices in which an underlying index (the “Underlying Index”) takes a short position. The Underlying Index is comprised of (i) a long position in each of an energy, agriculture and industrial metals index and (ii) a short position in each of an energy, agriculture and industrial metals index. At the same time, the Reference Index stabilizes potential returns by attempting to control the volatility of the Reference Index near to a 6% target.

Equinox Fund Management, LLC (the “Adviser”) intends to invest the Fund’s assets, directly or through the use of a subsidiary, in (i) one or more commodity linked-derivative instruments and (ii) fixed income securities. The Fund intends to gain its exposure to the Reference Index by investing, directly or through the use of a subsidiary, in one or more structured notes whose principal and/or coupon payments are linked to the performance of the Reference Index, and/or swap agreements linked to the performance of the Reference Index.

The Fund may invest up to 25% of its total assets in a wholly owned subsidiary formed in the Cayman Islands (the “Subsidiary”).  In the event that the Adviser invests in the Subsidiary, the Subsidiary will, in turn, invest primarily in one or more swap agreements linked to the performance of the Reference Index, and/or options or futures contracts on individual commodities, designed to produce returns that track the Reference Index.

The fixed-income securities in which the Fund invests may have any maturity and may include, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities, money market securities and other interest-bearing instruments or any derivative instrument meant to track the return of any such instrument, and cash. The Fund may buy debt securities for liquidity purposes, to serve as collateral related to other Fund investments, or to seek income.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts.   The Fund may also invest, without limitation, in money market funds.  These fixed income securities and other investments may serve as margin and collateral for the derivatives positions of the Fund or the Subsidiary.

The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund’s investment objective.

The Reference Index was developed by, and is the exclusive property of Société Générale, an international banking organization (the “Reference Index Sponsor”) and is used under license.  The Reference Index Sponsor has contracted with Standard & Poor’s Financial Services, LLC, a division of the McGraw Hill Companies, Inc. (“S&P”) to maintain and calculate the Reference Index.  The Fund is not sponsored, endorsed, or promoted by the Reference Index Sponsor, S&P or any of their respective affiliates. The Reference Index Sponsor, S&P and their respective affiliates have not passed on the Fund or its shares as to their legality or suitability, and such parties make no warranties nor bear any liability with respect to the Fund or its shares. None of the Reference Index Sponsor, S&P or their respective affiliates acts as an investment adviser with respect to the Fund, its shares or its Adviser and shall have no liability for any errors or omissions in calculating the Reference Index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

  Commodity and Commodity-Linked Derivatives Risk:  Although the Fund intends to follow a long/short market-neutral strategy, exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument is typically based upon the price movements of physical commodities, the value of the Fund will rise or fall in response to changes in the underlying commodities or related index of investment. Because the Reference Index is a “long/short” index, it benefits from increases in the levels of its long components and decreases in the levels of its short components (and is negatively impacted by decreases in the levels of its long components and increases in the levels of its short components). Because the component indices in the Underlying Index track the same commodities (long and short), the Underlying Index, and, therefore, the Reference Index and the Fund would not necessarily be affected by increases or decreases in the price of the commodities themselves.

  Counterparty Risk: Because the Fund anticipates entering into one or more commodity-linked derivative instruments, a loss may be sustained as a result of the failure of another party to a contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with a contract’s terms. The Fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and the Fund may invest in commodity-linked derivative instruments which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

  Derivatives Risk: The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate or magnify a loss, potentially causing the Fund to lose more money than it would have lost had it invested directly in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions.

  Fixed Income Securities Risk:  Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

  Overall Strategy Risk:  There can be no assurance that the strategies reflected in the Reference Index and Underlying Index (or the Adviser’s attempt to match the returns of the Reference Index) will be successful.  Each strategy is based upon historical trends in “rolling” methodologies. Historical performance is no guarantee of future performance, and a change in historical trends may negatively impact the performance of the Reference Index, and, in turn, the performance of the Fund.

  Indexing/Passive Strategy Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of the Reference Index. This approach differs from that of an actively managed fund, which typically seeks to outperform some benchmark index. As a result, the Fund may hold components of the Reference Index or the Underlying Index regardless of the current or projected performance of a specific component or a particular industry or market sector. Maintaining an investment in a specific component regardless of market conditions or performance could cause the Fund’s return to be lower than if the Fund employed an active strategy.

  Index Tracking Risk:  The Fund’s portfolio composition and performance may not match, and may vary substantially from, that of the Reference Index for any period of time. Unlike the Fund, the returns of the Reference Index are not reduced by investment and other operating expenses. In addition, there can be no assurance that the Fund will be able to successfully duplicate the exact composition of the Reference Index.  The Reference Index was not created in connection with the Fund, nor has it been customized or altered in connection with its use by the Fund. The Reference Index Sponsor and S&P have no obligation to take, and will not take, the interests of the Fund or the Fund’s shareholders into consideration in determining, composing or calculating the Reference Index.  The Reference Index has limited actual historical performance data. The absence of a track record with respect to the Reference Index is particularly significant because its construction is based on historical trends in returns that may or may not be repeated in the future.

  Leverage Risk:  Employing derivatives to indirectly increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

  Limited History of Operation:  The Fund is a new mutual fund and has a limited history of operation. In addition, the Adviser has a limited history of managing a mutual fund.

  Market Risk: Market risk refers to the risk that the market prices of securities, commodities and related instruments that the Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities and commodities tend to have greater price volatility than debt securities.  When the value of the Fund’s holdings decreases, your investment in the Fund decreases in value and you could lose money.

  Non-Diversification Risk: The Fund is non-diversified.  A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

  Portfolio Turnover Risk: The risk that the investments that the Fund holds are bought and sold in a frequent manner, thereby increasing Fund expenses and resulting in lower investment returns. Frequent portfolio turnover may also increase the taxable gains of your investment.

  Sector Risk: Although the Fund intends to follow a long/short market neutral strategy, it intends to focus its investments on three main commodities sectors. To the extent that it does so, developments affecting those sectors will likely have a magnified effect on the Fund’s net asset value and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of sectors.

  Tax Risk : Based on tax rulings from the IRS, the Fund may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Subsidiary.  As described in more detail in “More Information About Taxes” on page 38 of the Prospectus, the Fund’s ability to invest in certain types of commodity related investments may be limited by the IRC’s requirements for the Fund to qualify as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

  Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940, as amended ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. A non-diversified fund's greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund's portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance information is shown only when the Fund has had a full calendar year of operations.  In the future, performance information will be presented in this section of this Prospectus.  Shareholder reports containing financial and performance information will be mailed without charge to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund's performance information is shown only when the Fund has had a full calendar year of operations. In the future, performance information will be presented in this section of this Prospectus.
Equinox Commodity Strategy Fund | Equinox Commodity Strategy Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.45%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.27%)	[4]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.68%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	736
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,239
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,655
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,844
Equinox Commodity Strategy Fund | Equinox Commodity Strategy Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.80%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.05%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.62%)	[4]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	2.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,663
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,022
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,184
Equinox Commodity Strategy Fund | Equinox Commodity Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	11.36%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.18%)	[4]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,563
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,626
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,557

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A Shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Based on estimated amounts for the Fund's current fiscal year.
[3]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[4]	The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund, until at least January 28, 2013. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the Adviser.